Performance Management	May 28, 2026
Corgi All World 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Brazil 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi China 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Chinese Internet 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Emerging Markets 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Europe Equities 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Ex-U.S. Equities 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi India 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Large-Cap 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi U.S. Mega-Cap Growth 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi U.S. Mid-Cap 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Small-Cap 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi South Korea 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Taiwan 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi U.S. Consumer Discretionary 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi U.S. Consumer Staples 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi U.S. Biotech 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi U.S. Energy 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Total U.S. Market 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi U.S. Financials 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi U.S. Growth 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at
www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Healthcare 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Industrials 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Infrastructure 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Materials 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi U.S. Micro-Cap 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
U.S. Real Estate 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Regional Banks 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Semiconductors 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Technology 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. Utilities 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi All Commodities 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi AI Cybersecurity 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Battery Energy Storage Systems 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Bay Area Based 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Beauty, Skincare & Aesthetics 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Coffee & Energy Drinks 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Crypto Infrastructure 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Data And Surveillance 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Genomics & Precision Medicine 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi High Voltage Grid Equipment 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Lifestyle Brands 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Longevity Consumer 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Mag 7 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Natural Gas Power & Turbines 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi NYC Based 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Ports, Rail & Freight 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Robots & Humanoids 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Shipping & Global Logistics 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Sports Betting & Gambling 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Travel And Leisure 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi U.S. War Machine 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Buy Now Pay Later 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Space & Satellite Communications 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi IP Licensing & Royalties 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Drones & Urban Air Mobility 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi AGIX 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com
Corgi Lithography & Semiconductor Photonics 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com.
Corgi Quantum Computing 2x Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.
Past performance (before and after taxes) is not a guarantee of future results.
Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return).
Performance One Year or Less [Text]	Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented.
Performance Availability Website Address [Text]	www.corgifunds.com